Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Right-of-use assets
The following table summarizes our right-of-use assets activity for the years ended December 31:

	2024	2023
As at beginning of year	$365	$296
Additions	794	392
Depreciation expense	(304)	(322)
Foreign exchange impact	46	(1)
As at end of year	$901	$365

Schedule of Lease liabilities
The following table summarizes our lease liabilities activity for the years ended December 31:

	2024	2023
As at beginning of year	$423	$373
Additions	785	392
Payment of lease liabilities	(348)	(407)
Interest expense on lease liabilities	139	71
Foreign exchange impact	65	(6)
As at end of year	$1,064	$423

Schedule of Total undiscounted lease liability
Our total undiscounted lease liabilities as at December 31, 2024 was as follows:

December 31, 2024
Less than one year	$418
One to five years	995
More than five years	—
Total undiscounted lease liabilities	$1,413